SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative and Other) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
One-time fee for guarantee assumption				$ 266
Accrued cash incentives and Yiren coins		$ 5,502
VAT reduction in revenue		18,786	$ 1,858	$ 191
Cash and cash equivalents		130,641	$ 222
Movement of liability from risk reserve fund guarantee:
Provision at the inception of new loans	[1]	105,340
Payment		(20,986)
Ending balance		84,354
Maximum exposure		$ 69,979
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate		3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate		6.00%
Yiren Coins [Member]
Significant Accounting Policies [Line Items]
Accrued cash incentives and Yiren coins		$ 4,556
RMB [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 130,641	$ 222
Computer and transmission equipment [Member]
Significant Accounting Policies [Line Items]
Useful life		3 years
Furniture and office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life		5 years
Software [Member]
Significant Accounting Policies [Line Items]
Useful life		5 years

[1]	Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans generated during the year.